INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax (expense) / gain	$ (1,498,885)	$ (482,721)	$ 68,626
Deferred income tax	143,855	(6,583)	44,927
Income tax (expense) / gain	$ (1,355,030)	$ (489,304)	$ 113,553